Mergers, Acquisitions and Investment (Tables)	12 Months Ended
Sep. 30, 2018
MPS [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The following table summarizes the weighted average life and the allocation to intangible assets recognized in the MPS Acquisition, excluding goodwill (in millions):

	Weighted Avg. Life	Amounts Recognized as of the Acquisition Date
Customer relationships	14.6	$1,008.7
Trademarks and tradenames	3.0	15.2
Photo library	10.0	2.5
Total	14.4	$1,026.4